Financial Instrument Risk Management - Changes in Allowances for Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	$ 132	$ 115
Provision for (reversal of) losses	55	20
Write-offs, net of recoveries, and other adjustments		(2)
Foreign exchange rate movements	5	(1)
Allowance account for credit losses of financial assets, ending balance	192	132
Mortgages
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	80	66
Provision for (reversal of) losses		15
Provision for (reversal of) losses	(2)
Write-offs, net of recoveries, and other adjustments		0
Foreign exchange rate movements	2	(1)
Allowance account for credit losses of financial assets, ending balance	80	80
Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	52	49
Provision for (reversal of) losses	57	5
Write-offs, net of recoveries, and other adjustments		(2)
Foreign exchange rate movements	3	0
Allowance account for credit losses of financial assets, ending balance	$ 112	$ 52